Consolidated statements of operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Revenues:
Oil and natural gas sales	$ 506,255	$ 94,347
Natural gas transportation and treating	4,015	2,227
Total revenues	510,270	96,574
Costs and expenses:
Lease operating expenses	43,306	12,531
Production and ad valorem taxes	31,982	6,129
Natural gas transportation and treating	977	1,416
Drilling rig fees		1,606
Drilling and production	3,817	758
General and administrative	44,953	21,164
Equity and stock-based compensation	6,111	1,419
Accretion of asset retirement obligations	616	406
Depreciation, depletion and amortization	176,366	58,005
Impairment expense	243	246,669
Total costs and expenses	308,371	350,103
Operating income (loss)	201,899	(253,529)
Realized and unrealized gain (loss):
Commodity derivative financial instruments, net	21,047	5,744
Interest rate derivatives, net	(1,311)	(3,394)
Interest expense	(50,580)	(7,464)
Interest and other income	108	227
Write-off of deferred loan costs	(6,195)
Loss on disposal of assets	(40)	(85)
Non-operating expense, net	(36,971)	(4,972)
Income (loss) before income taxes	164,928	(258,501)
Income tax (expense) benefit:
Deferred	(59,374)	74,006
Total income tax (expense) benefit, net	(59,374)	74,006
Net income (loss)	$ 105,554	$ (184,495)
Pro forma net income per common share:
Basic (in dollars per share)	$ 0.98
Diluted (in dollars per share)	$ 0.98
Pro forma weighted average common shares outstanding:
Basic (in shares)	107,187
Diluted (in shares)	108,099